Financial Assets and Financial Liabilities - Additional Information (Detail) $ in Thousands, ₽ in Millions	12 Months Ended
	Dec. 31, 2021 RUB (₽) shares	Dec. 31, 2020 RUB (₽)	Nov. 10, 2011 RUB (₽)	Nov. 10, 2011 USD ($)
Disclosure of detailed information about borrowings [line items]
Carrying value of property, plant and equipment pledged	₽ 24,526	₽ 21,522
Carrying value of inventories pledged	2,678	2,253
Accounts receivable pledged	₽ 228	145
Information about restrictions or covenants	The covenants include, among other things, limitations on: (1) raising of additional borrowings; (2) payment of dividends on common and preferred shares; and (3) amounts that can be spent for capital expenditures, new investments and acquisitions.
Contractual credit period for sales of goods	30 days
Loan amount	₽ 7,992	7,992	₽ 28,433	$ 944,530
Amount reclassified to short term lease liability	4,781	4,345
The total cash outflow for leases	4,824	3,841
Future Lease Payments	1,837
Gains (losses) arising from sale and leaseback transactions	304	2,584
Railway Carriage Leases [Member]
Disclosure of detailed information about borrowings [line items]
Increase of Lease Liabilities	₽ 522
Non-cash offset settlement of lease liabilities		₽ 1,490
Interest rate risk [member]
Disclosure of detailed information about borrowings [line items]
Percentage of interest rate risk	99.00%	98.00%
Central Bank of Russia rate [member] | Interest rate risk [member]
Disclosure of detailed information about borrowings [line items]
Percentage of interest rate risk	52.00%	51.00%
LIBOR, EURIBOR [Member] | Interest rate risk [member]
Disclosure of detailed information about borrowings [line items]
Percentage of interest rate risk	47.00%	47.00%
Yakutugol [member]
Disclosure of detailed information about borrowings [line items]
Percentage of shares pledged by subsidiaries	99.00%
Shares pledged by subsidiaries | shares	(2)
Southern Kuzbass Coal Company (SKCC) [member]
Disclosure of detailed information about borrowings [line items]
Percentage of shares pledged by subsidiaries	95.00%
Shares pledged by subsidiaries | shares	3
Chelyabinsk Metallurgical Plant (CMP) [member]
Disclosure of detailed information about borrowings [line items]
Percentage of shares pledged by subsidiaries	91.66%
Beloretsk Metallurgical Plant (BMP) [member]
Disclosure of detailed information about borrowings [line items]
Percentage of shares pledged by subsidiaries	50.00%
Shares pledged by subsidiaries | shares	2
Korshunov Mining Plant (KMP) [member]
Disclosure of detailed information about borrowings [line items]
Percentage of shares pledged by subsidiaries	50.00%
Shares pledged by subsidiaries | shares	2
Mechel Mining [member]
Disclosure of detailed information about borrowings [line items]
Percentage of shares pledged by subsidiaries	87.50%
Shares pledged by subsidiaries | shares	3
Urals Stampings Plant (USP) [member]
Disclosure of detailed information about borrowings [line items]
Percentage of shares pledged by subsidiaries	74.00%
Shares pledged by subsidiaries | shares	1
Izhstal [member]
Disclosure of detailed information about borrowings [line items]
Percentage of shares pledged by subsidiaries	25.00%
Shares pledged by subsidiaries | shares	1
Port Posiet [member]
Disclosure of detailed information about borrowings [line items]
Percentage of shares pledged by subsidiaries	25.00%
Shares pledged by subsidiaries | shares	1
Bratsk Ferroalloy Plant (BFP) [member]
Disclosure of detailed information about borrowings [line items]
Percentage of shares pledged by subsidiaries	25.00%
Port Temryuk [member]
Disclosure of detailed information about borrowings [line items]
Percentage of shares pledged by subsidiaries	25.00%
U.S. dollars [member] | Currency risk [member]
Disclosure of detailed information about borrowings [line items]
Percentage of foreign currency risk on sales	24.00%
Percentage of foreign currency risk on borrowings	11.00%
Euro [member] | Currency risk [member]
Disclosure of detailed information about borrowings [line items]
Percentage of foreign currency risk on sales	15.00%
Percentage of foreign currency risk on borrowings	37.00%